Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-209055/811-03365
Series S (offered on and after May 2, 2016) and
Series S-L Share Option (offered on and after May 2, 2016))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A

(the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933,

that the form of the Prospectus and Statement of Additional Information (“SAI”) each dated April 27, 2026 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and

SAI contained in Post-Effective Amendment No. 17 for the Account filed electronically with the

Commission on April 9, 2026.

If you have any questions, please contact me at (980) 949-4968.

Sincerely,

/s/ Victoria Starkman
Victoria Starkman Corporate Counsel Brighthouse Life Insurance Company